SHARE CAPITAL AND SHARE OPTIONS - Share Options (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended	3 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011	Jun. 30, 2011	Feb. 28, 2002
Share options:
Options, outstanding (in shares)	2,106,000	498,000	581,000	849,000
Weighted average assumptions used:
Expected dividend yield	0.00%
Outstanding:
Options outstanding, beginning of year (in shares)	498,000	581,000	849,000
Options outstanding, exercises in period (in shares)	(185,000)	(76,000)	(267,000)
Options outstanding, forfeitures in period (in shares)		(7,000)	(1,000)
Option outstanding, end of year (in shares)	2,106,000	498,000	581,000	849,000
Weighted average exercise price:
Weighted average exercise price, options, outstanding, beginning of year (USD per share)	$ 6.36	$ 7.86	$ 10.11
Weighted average exercise price, options, exercises in period (USD per share)	$ 7.20	$ 8.01	$ 1.54
Weighted average exercise price, options, forfeitures in period (USD per share)		$ 6.58	$ 8.54
Weighted average exercise price, options, outstanding, end of year (USD per share)	$ 49.75	$ 6.36	$ 7.86	$ 10.11
Weighted average remaining contractual term, options, outstanding (in years)	4 years 4 months 24 days	3 months 19 days	9 months 18 days	1 year 2 months 12 days
Options exercisable, outstanding (in shares)	317,000	409,000	323,000
Options exercisable, weighted average exercise price (USD per share)	$ 4.09	$ 6.50	$ 8.46
Options exercisable, weighted average remaining contractual term (in years)	1 year 9 months 29 days	22 days		3 months 18 days
Intrinsic value of share options exercised	$ 7.8	$ 2.2		$ 6.3
Intrinsic value of share options outstanding and exercisable	27.9	14.9
Fair value of share options vested	2.1	3.8		4.8
Compensation cost	1.6	0.5		1.4
Golar LNG Energy Limited
Share options:
Subsidiary stock options exchanged for parent company stock options					5,400,000
Shares exchanged for parent company shares, rate of exchange (in shares per share)						6.06
Outstanding:
Options outstanding, granted in period (in shares)					900,000
Golar Scheme [Member]
Share options:
Options, outstanding (in shares)	2,100,000	500,000	600,000
Outstanding:
Option outstanding, end of year (in shares)	2,100,000	500,000	600,000
Employee Stock Options
Weighted average assumptions used:
Risk free interest rate	1.80%	2.00%		2.00%
Expected volatility of common stock	50.00%	56.90%		56.90%
Expected dividend yield	0.00%	0.00%		0.00%
Expected life of options (in years)	2 years 6 months	2 years 7 months 6 days		2 years 7 months 6 days
Outstanding:
Options outstanding, granted in period (in shares)	1,800,000
Weighted average exercise price:
Total unrecognized compensation cost	$ 28.0	$ 0.2
Weighted average period of recognition for unrecognized compensation cost (in years)	4 years 1 month 6 days
Employee Stock Options | Golar Scheme [Member]
Share options:
Award term until expiration							5 years
Number of shares authorized for grant							0
Minimum [Member] | Employee Stock Options | Golar Scheme [Member]
Share options:
Award vesting period, minimum (in years)							3 years
Maximum [Member] | Employee Stock Options | Golar Scheme [Member]
Share options:
Award vesting period, minimum (in years)							4 years
Pre-October 2014 Awards
Outstanding:
Options outstanding, granted in period (in shares)	20,000
Weighted average exercise price:
Weighted average exercise price, options, grants in period (USD per share)	$ 36.86
October 20, 2014 Awards
Outstanding:
Options outstanding, granted in period (in shares)	1,750,000
Weighted average exercise price:
Weighted average exercise price, options, grants in period (USD per share)	$ 58.50
Post October 20, 2014 Awards
Outstanding:
Options outstanding, granted in period (in shares)	23,000
Weighted average exercise price:
Weighted average exercise price, options, grants in period (USD per share)	$ 58.50